DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS	DERIVATIVE INSTRUMENTS
The Company manages risks associated with certain assets and liabilities by using derivative financial instruments. Derivative financial instruments are financial contracts whose value is derived from underlying interest rates, exchange rates or other financial instruments. The Company does not invest in derivatives for speculative purposes.
Foreign exchange forwards, options, cross currency swaps, interest rate swaps, interest rate options and warrants are over-the-counter contractual agreements negotiated between counterparties. The Company purchases equity-indexed options as economic hedges against fluctuations in the equity markets to which equity-indexed products are exposed. Equity-indexed contracts include a fixed host universal-life insurance or annuity contract and an equity-indexed embedded derivative. Futures contracts are traded in an organized market and are contractual obligations to buy or sell a financial instrument at a predetermined future time at a given price.
The notional principal represents the amount to which a rate or price is applied to determine the cash flows to be exchanged periodically and does not represent credit exposure. Maximum credit risk is the estimated cost of replacing derivative financial instruments which have a positive value, should the counterparty default.
Derivatives, except for embedded derivatives, are included in “Other invested assets” or “Other liabilities”, at fair value in the statements of financial position. Embedded derivative assets and liabilities on Modco arrangements and embedded derivative liabilities on indexed annuity and variable annuity products are included in the statements of financial position within the “Reinsurance funds withheld” and “Policyholders’ account balances” lines respectively, at fair value.
The notional and fair values of derivative instruments, presented in the statements of financial position, are shown below:

US$ MILLIONS	Primary underlying risk	Location in the statements of financial position	December 31, 2023			December 31, 2022
			Notional Amount	Carrying Value / Fair Value		Notional Amount	Carrying Value / Fair Value
				Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedging instruments
Foreign exchange forwards	Foreign currency	Other invested assets	$1,532	$11	$—	$—	$—	$—

Derivatives not designated as hedging instruments
Equity-indexed options	Equity	Other invested assets	$8,795	$96	$—	$7,452	$35	$—
Foreign exchange forwards	Foreign currency	Other invested assets, Other liabilities	1,362	1	(4)	2,809	7	(12)
Bond futures	Interest rate	Other liabilities	1,652	—	(8)	1,504	—	(25)
Cross currency swaps	Foreign currency	Other invested assets	8	—	—	17	1	—
Interest rate swaps	Interest rate	Other invested assets	87	8	—	15	1	—
Embedded derivatives in:
Modco arrangement	Interest rate	Reinsurance funds withheld	—	—	(46)	—	154	—
Indexed annuity and variable annuity product	Interest rate	Policyholders’ account balances	—	1,104	—	—	—	(907)
			$11,904	$1,209	$(58)	$11,797	$198	$(944)
Derivatives Designated as Hedging Instruments
During the year, the Company has designated and accounted for certain foreign exchange forwards as fair value hedges to protect a portion of available-for-sale fixed maturity securities against changes in fair value due to changes in exchange rates. The Company had no derivatives designated as hedging instruments as of December 31, 2022.
For derivative financial instruments that were designated and qualified as fair value hedges, the gain or loss on the portion of the derivative instrument included in the assessment of hedge effectiveness and the offsetting gain or loss on the hedged item attributable to the hedged risk were recognized in the same line item in the statements of operations. The unrealized gain or loss attributable to changes in exchange rates on the available-for-sale fixed maturity securities that were designated as part of the hedge were reclassified out of OCI into “Investment related gains (losses)” in the statements of operations. The remaining change in unrealized gain or loss on the hedged item not associated with the risk being hedged remained as a component of OCI.
The following represents the financial statement location and amount of gains (losses) related to the derivatives and hedged items that qualify for fair value hedge accounting:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Hedged items	$10	$—	$—
Derivatives designated as hedging instruments	(9)	—	—
Investment related gains (losses)	$1	$—	$—
Derivatives Not Designated as Hedging Instruments
The following represents the financial statement location and amount of gains (losses) related to the derivatives not designated as hedging instruments:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Locations in the statements of operations	Gains (Losses) Recognized in Income on Derivatives
		2023	2022	2021
Equity-indexed options	Investment related gains (losses)	$109	$(105)	$(10)
Foreign exchange forwards	Investment related gains (losses)	39	29	3
Bond futures	Investment related gains (losses)	10	81	(1)
Cross currency swaps	Investment related gains (losses)	—	1	—
Interest rate swaps	Investment related gains (losses)	7	1	(1)
Interest rate options	Investment related gains (losses)	139	—	—
Embedded derivatives in:
Modco arrangement	Net investment results from funds withheld	(182)	(37)	(4)
Indexed annuity and variable annuity product	Interest sensitive contract benefits	(67)	61	(11)
		$55	$31	$(24)
Derivative Exposure
The Company’s use of derivative instruments exposes it to credit risk in the event of non-performance by counterparties. The Company has a policy of only dealing with counterparties it believes are creditworthy and obtaining sufficient collateral where appropriate, as a means to mitigating the financial loss from defaults. The minimum credit rating of our counterparties is BBB. The Company holds collateral in cash and notes secured by U.S. government-backed assets. The non-performance risk is the net counterparty exposure based on fair value of open contracts less fair value of collateral held. The Company maintains master netting agreements with its current active trading partners. A right of offset has been applied to collateral that supports credit risk and has been recorded in the statements of financial position as an offset to “Other invested assets” with an associated payable to “Other liabilities” for excess collateral. A right of offset has also been applied to derivative assets and liabilities with the same counterparty under the same master netting agreement, and such derivative instruments are presented on a net basis in the statements of financial position.
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

		Gross amounts offset on the statements of financial position
AS OF DEC. 31, 2023 US$ MILLIONS	Gross amount of derivative instruments[1]	Amounts subject to an enforceable master netting arrangement or similar agreements	Collateral held in cash[2]	Collateral held in invested assets[2]	Net amount presented on the statements of financial position
Derivative assets
Equity-indexed options	$322	$—	$(209)	$(17)	$96
Foreign exchange forwards	16	(4)	—	$—	$12
Bond futures	65	(65)	—	$—	$—
Cross currency swaps	12	(12)	—	$—	$—
Interest rate swaps	29	(21)	—	$—	$8
Interest rate options	—	—	—	$—	$—
Total derivative assets	$444	$(102)	$(209)	$(17)	$116

Derivative liabilities
Foreign exchange forwards	8	(4)	—	$—	$4
Bond futures	73	(65)	—	$—	$8
Cross currency swaps	12	(12)	—	$—	$—
Interest rate swaps	21	(21)	—	$—	$—
Total derivative liabilities	$114	$(102)	$—	$—	$12
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2023, the Company held excess collateral of $4 million.

		Gross amounts offset on the statements of financial position
AS OF DEC. 31, 2022 US$ MILLIONS	Gross amount of derivative instruments[1]	Amounts subject to an enforceable master netting arrangement or similar agreements	Collateral held in cash[2]	Collateral held in invested assets[2]	Net amount presented on the statements of financial position
Derivative assets
Equity-indexed options	$156	$—	$(101)	$(20)	$35
Foreign exchange forwards	8	(1)	—	$—	$7
Bond futures	6	(6)	—	$—	$—
Cross currency swaps	11	(10)	—	$—	$1
Interest rate swaps	2	(1)	—	$—	$1
Total derivative assets	$183	$(18)	$(101)	$(20)	$44

Derivative liabilities
Foreign exchange forwards	13	(1)	—	$—	$12
Bond futures	31	(6)	—	$—	$25
Cross currency swaps	10	(10)	—	$—	$—
Interest rate swaps	1	(1)	—	$—	$—
Total derivative liabilities	$55	$(18)	$—	$—	$37
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2022, the Company held no excess collateral.